Long-Term Contracts	12 Months Ended
Dec. 31, 2011
Long-Term Contracts [Abstract]
Long-Term Contracts
(5)	Long-Term Contracts

In January 2010, Wild Well acquired 100% ownership of Shell Offshore Inc.’s Gulf of Mexico Bullwinkle platform and its related assets, and assumed the decommissioning obligations of such assets. In connection with the conveyance of an undivided 49% interest in these assets and the related well plugging and abandonment obligations, Dynamic Offshore will pay Wild Well to extinguish its portion of the well plugging and abandonment obligations, limited to the current fair value of the obligation at the time of acquisition. As part of the asset purchase agreement with Shell Offshore Inc., Wild Well was required to obtain a $50 million performance bond as well as fund $50 million into an escrow account. Included in intangible and other long-term assets, net is escrowed cash of $50.2 million and $33.0 million as of December 31, 2011 and 2010, respectively. Included in other long-term liabilities is deferred revenue of $24.6 million and $16.2 million as of December 31, 2011 and 2010, respectively.

In December 2007, Wild Well entered into contractual arrangements pursuant to which it is decommissioning seven downed oil and gas platforms and related wells located offshore in the Gulf of Mexico for a fixed sum of $750 million, which is payable in installments upon the completion of specified portions of work. The contract contains certain covenants primarily related to Wild Well’s performance of the work. As of December 31, 2011, the work on this project was substantially complete, pending certain regulatory approvals. The revenue related to the contract for decommissioning these downed platforms and wells was recorded on the percentage-of-completion method utilizing costs incurred as a percentage of total estimated costs. Included in other current assets at December 31, 2011 and 2010 is approximately $129.7 million and $144.5 million, respectively, of costs and estimated earnings in excess of billings related to this contract.